EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2015
EMPLOYEE BENEFITS AND PAYROLL ACCRUALS [Abstract]
Schedule of Employee Benefits and Payroll Accruals
	December 31,
	2 0 1 5	2 0 1 4
Short-term employee benefits:
Benefits for vacation and recreation pay	275	332
Liability for payroll, bonuses and wages	963	790
	1,238	1,122